Note 28 - Other Commitments and Contingent Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingent Liabilities [Line Items]
Irrevocable lending commitments	€ 177,334	€ 165,643
Revocable lending commitments	49,798	50,233
Contingent liabilities	59,394	47,978
Total	€ 286,525	€ 263,854